Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation
Schedule of amendments to IFRS

Effective date in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	1 January 2018

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration (issued on 8 December 2016)	1 January 2018	1 January 2018

IAS 40	Amendments to IAS 40: Transfers of Investment Property (issued on 8 December 2016)	1 January 2018	1 January 2018

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	1 January 2018

Effective in 2019

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	1 January 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	1 January 2019
IAS 19	Plan Amendment, Curtailment or Settlement (issued on 7 February 2018)	1 January 2019	1 January 2019

Effective in 2020

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IAS 1	Definition of Material (issued on 31 October 2018)	1 January 2020	1 January 2020
IAS 8

Various	Amendments to references to the Conceptual Framework in IFRS Standards (issued on 29 March 2018)	1 January 2020	1 January 2020

IFRS 3	Amendment to IFRS 3 Business Combination (issued on 22 October 2018)	1 January 2020	1 January 2020
IFRS 9
IAS 39	Interest rate Benchmark Reform (issued on 26 September 2019)	1 January 2020	1 January 2020
IFRS 7
IFRS 16	As a consequence of the Covid 19 - Related Rent concessions (issued on 28 May 2020)	1 June 2020	1 June 2020

Summary of impact in reserves due to IFRS 9

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018
Total Debt	853,667	1,000,000	146,333
Deferred Expenses			(41,035)
Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018
Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979
Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,824	4,226,244	(2,580)
Deferred Expenses			(22,056)
Positive impact in reserves			(24,636)

Schedule of lease agreements period

Average lease term
Buildings and warehouses	10 to 15 years
Donor centers	13 to 15 years
PCs and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

Summary of reconciliation of lease liabilities for buildings and warehouses in relation to leases which had previously been classified as operating leases under IAS 17 and lease liabilities under IFRS 16

01/01/2019
Thousands of Euros
Operating lease commitments existing as at 31 December 2018	400,579
Periods covered by an option to extend the lease by the Group	579,261
Discounting using the Group's incremental borrowing rate	(311,116)
finance lease liabilities recognised as at 31 December 2018	1,395
Short-term leases recognised on a straight-line basis as expense	(4,822)
Others	(349)
Lease liability recognised as at 1 January 2019	664,948

Schedule of standards issued but not effective in 2020

Standards issued but not effective in 2020

Mandatory application for annual periods
Standards		EU effective date	IASB effective date

IFRS 4	Amendments to IFRS 4 Insurance Contracts - deferral to IFRS 19 (issued on 25 June 2020)	1 January 2021	1 January 2021

Various	Amendments on 14 May 2020 to:
-IFRS 3 Business combinations:references to the Conceptual Framework
	-IAS 16 Property, Plant and equiment: proceeds before Intended Use	pending	1 January 2022
- IAS 37 Provisions, Contigent Liabilities and Contigent Assets: Onerous contracts - Cost of Fulfilling a contract
-Annual improvements 2018-2020: IFRS 1, IFRS 9, IFRS 16 and IAS 41
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	pending	1 January 2021

IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	pending	1 January 2023

IAS 1	Classification of Liabilities as Current or Non-Current (issued on 23 January 2020)	pending	1 January 2023